CONVERTIBLE NOTES - 2025 Convertible Notes (Details) - USD ($) $ in Thousands				6 Months Ended
	Jun. 18, 2026	Jun. 20, 2025	Feb. 28, 2025	Jun. 30, 2026	Jun. 30, 2025	Apr. 28, 2025
CONVERTIBLE NOTES
Repayment of convertible note				$ 128,325	$ 119,263
2025 Convertible Notes
CONVERTIBLE NOTES
Variable interest rate		3.35%	3.35%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrMember	us-gaap:SecuredOvernightFinancingRateSofrMember
Repayment of convertible note	$ 119,263
2025 Convertible Notes | Ningbo Robotics | Asset Pledged as Collateral
CONVERTIBLE NOTES
Equity interest owned by subsidiary (in percent)						50.00%
2025 Convertible Notes | Geely HK
CONVERTIBLE NOTES
Aggregate principal amount of loan		$ 119,263	$ 70,000